COLUMBIA FUNDS SERIES TRUST I Columbia Strategic Investor Fund (the "Fund") Supplement dated April 27, 2012 to the Fund's prospectuses dated January 1, 2012
(Columbia Strategic Investor Fund)
Principal Investment Strategies. The fifth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factor:

  a security's current yield; a company's dividend growth capability (a company's financial statements and management's ability to increase the dividend if it chooses to do so), dividend history, dividend payout ratio, and free cash flow sustainability.